Taxation - Effect of Tax Holiday Related to Group (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 86,655	¥ 69,827	¥ 299,578
Basic net income per share effect	¥ 0.26	¥ 0.20	¥ 0.81
Diluted net income per share effect	¥ 0.24	¥ 0.18	¥ 0.72